S-K 1603(a) SPAC Sponsor - A SPAC IV (Holdings) Corp [Member] $ in Millions	Feb. 12, 2026 USD ($)
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	A SPAC IV (Holdings) Corp.
SPAC Sponsor Form of Organization	Limited Liability Company
Experience and Involvement in Other SPACs [Text Block]	A Paradise’s CEO and CFO, Mr. Claudius Tsang, has experience as (i) the CEO and chairman of Model Performance Acquisition Corp, a special purpose acquisition company that consummated an initial public offering on April 12, 2021, entered into a business combination agreement on August 6, 2021 and closed a business combination with MultiMetaVerse Holdings Limited on January 4, 2023, (ii) the CEO, CFO and chairman of A SPAC I Acquisition Corp, a special purpose acquisition company that consummated an initial public offering on February 17, 2022, entered into a business combination agreement on February 15, 2023 and closed a business combination with NewGenIVF Limited (ticker symbol: “NIVF”) on April 3, 2024, (iii) the CFO and director of JVSPAC Acquisition Corp, a special purpose acquisition company that consummated an initial public offering on January 23 2024, entered into a business combination agreement on April 8, 2024, and closed a business combination with Hotel101 Global Holdings Corp. on June 30, 2025, and (iv) A SPAC III Acquisition Corp, a special purpose acquisition company that consummated an initial public offering on November 12, 2024, and entered into a business combination agreement on May 23, 2025 with Bioserica International Limited (禾素國際有限公司). Mr. Tsang has also served as the Director and CEO of A SPAC (HK) Acquisition Corp since February 2022 and March 2022, respectively, until the company’s dissolution in February 2025. Mr. Tsang served as a director of International Media Acquisition Corp. from February 13, 2024 until his resignation on July 4, 2024, as the CEO and CFO of A SPAC II Acquisition Corp., from July 2021 until his resignation as CEO on Aug 29, 2022, and as CFO on July 28, 2025.
Material Roles and Responsibilities [Text Block]	A Paradise’s CEO and CFO, Mr. Claudius Tsang, has experience as (i) the CEO and chairman of Model Performance Acquisition Corp, a special purpose acquisition company that consummated an initial public offering on April 12, 2021, entered into a business combination agreement on August 6, 2021 and closed a business combination with MultiMetaVerse Holdings Limited on January 4, 2023, (ii) the CEO, CFO and chairman of A SPAC I Acquisition Corp, a special purpose acquisition company that consummated an initial public offering on February 17, 2022, entered into a business combination agreement on February 15, 2023 and closed a business combination with NewGenIVF Limited (ticker symbol: “NIVF”) on April 3, 2024, (iii) the CFO and director of JVSPAC Acquisition Corp, a special purpose acquisition company that consummated an initial public offering on January 23 2024, entered into a business combination agreement on April 8, 2024, and closed a business combination with Hotel101 Global Holdings Corp. on June 30, 2025, and (iv) A SPAC III Acquisition Corp, a special purpose acquisition company that consummated an initial public offering on November 12, 2024, and entered into a business combination agreement on May 23, 2025 with Bioserica International Limited (禾素國際有限公司). Mr. Tsang has also served as the Director and CEO of A SPAC (HK) Acquisition Corp since February 2022 and March 2022, respectively, until the company’s dissolution in February 2025. Mr. Tsang served as a director of International Media Acquisition Corp. from February 13, 2024 until his resignation on July 4, 2024, as the CEO and CFO of A SPAC II Acquisition Corp., from July 2021 until his resignation as CEO on Aug 29, 2022, and as CFO on July 28, 2025.
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Transfer of SPAC Ownership [Text Block]

	Interest in Securities	Other Compensation
Sponsor
The Sponsor paid $25,000, or approximately $0.004 per share for its A Paradise Class B ordinary shares purchased in connection with A Paradise’s formation. The Sponsor also paid $4,000,000, or approximately $10.00 per unit for its Private Placement Units purchased in connection with the IPO. The Sponsor currently holds 400,000 Private Placement Units and 6,666,667 A Paradise Class B ordinary shares. At Closing, the Sponsor will hold a total of 7,116,667 Enhanced Group Class A common stock, consisting of such converted from (i) 6,666,667 A Paradise Class A ordinary shares from the A Paradise Class B ordinary shares on a one-to-one basis, (ii) 400,000 A Paradise Class A ordinary shares underlying the Private Placement Units, and (iii) 50,000 A Paradise Class A ordinary shares issuable upon conversion of the private placement rights underlying the Private Placement Units.

At Closing, pursuant to the Business Combination Agreement, Enhanced Group will use cash from the Trust Account to pay A Paradise transaction expenses and to reimburse or pay the Sponsor or its affiliates for any outstanding loans or other obligations of A Paradise to the Sponsor or its affiliates. A Paradise currently estimates that the total amount payable for A Paradise transaction expenses and any outstanding loans or other obligations of A Paradise to the Sponsor is approximately $3 million.

The Sponsor intends to transfer an aggregate of 60,000 of its founder shares, or 20,000 each, to A Paradise’s three independent directors, and an aggregate of 25,000 founder shares to A Paradise’s advisor, at the consummation of an initial business combination.

Any finance transaction costs in connection with an intended initial business combination would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such working capital loans may be convertible into units, at a price of $10.00 per unit, upon consummation of the initial business combination. The units would be identical to the Private Placement Units that the Sponsor purchased in connection with the IPO. As of December 31, 2025 no such working capital loans were outstanding.

The non-voting sponsor investors had purchased, indirectly, through the purchase of non-voting interests in the Sponsor, an aggregate of 130,000 Non-Voting Private Placement Units at a price of $10.00 per unit ($1,300,000 in the aggregate). In connection with the non-voting Sponsor investors indirectly purchasing, through the Sponsor, the Non-Voting Private Placement Units allocated to the non-voting Sponsor investors in connection with the closing of the IPO, the Sponsor issued Non-Voting Sponsor Shares at a nominal purchaser price to the non-voting Sponsor investors at the closing of the IPO, reflecting interests in an aggregate of 1,368,421 Founder Shares held by the Sponsor. On December 19, 2025, an affiliate of the Sponsor purchased all of the issued and outstanding Non-Voting Sponsor Shares from the non-voting Sponsor investors.

A Paradise has agreed to reimburse the Sponsor and its affiliates for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination. As of December 31, 2025, A Paradise has not incurred any out-of-pocket expenses and has not reimbursed the Sponsor for any out-of-pocket expenses related to identifying, investigating and completing the Business Combination.

A Paradise is not prohibited from paying any fees (including advisory, consulting, success or finder fees), reimbursements or cash payments to the Sponsor, its officers or directors, or its or their affiliates, for services rendered to A Paradise prior to or in connection with the consummation of A Paradise’s initial business combination.

In the case that additional A Paradise Class A ordinary shares, or equity-linked securities, are issued or deemed issued in excess of the amounts sold in the IPO and related to the Closing, the ratio at which the A Paradise Class B ordinary shares convert into A Paradise Class A ordinary shares may be adjusted (unless the holders of a majority of the outstanding A Paradise Class B ordinary shares agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of A Paradise Class A ordinary shares issuable upon conversion of all A Paradise Class B ordinary shares will equal, in the aggregate, 25% of the sum of all ordinary shares issued and outstanding upon completion of the IPO, including pursuant to the over-allotment option, plus all A Paradise Class A ordinary shares issued or deemed issued, or issuable upon the conversion or exercise of any equity-linked securities issued or deemed issued in connection with or in relation to the Business Combination, excluding any shares or equity-linked securities issued, or to be issued, to any seller in the Business Combination or any private placement-equivalent securities issued to the Sponsor or its affiliates upon conversion of loans made to the Company.

A Paradise has agreed to indemnify and hold harmless the A Paradise Indemnified Parties, in each case against any costs, expenses, damages or liabilities incurred in connection with any legal proceeding, to the fullest extent that would have been permitted under applicable law and the applicable organizational documents to indemnify such person.

Sponsor Equity Agreement
The Sponsor has entered into a Sponsor Equity Agreement which grants the Sponsor a Put Option and Apeiron a Call Option, at a maximum purchase price for the Put Option and Call Option in the range of $6,700,000 to $9,000,000 and in the range of $11,000,000 to $15,500,000, respectively, reducing the economic exposure of the Sponsor to trading prices following the Closing. These Put Option and Call Option arrangements have the effect of imposing a floor and cap on the Sponsor’s return in respect of its investment in A Paradise at $1.21 and $2.18 per share of Enhanced Group Class A Common stock. Further, Apeiron has already deposited $5,500,000 with the Sponsor, creditable against such Call Option and Put Option arrangements, and repayable only in very narrow circumstances.

Additionally, the Sponsor Equity Agreement provides for the payment by the Sponsor to Apeiron of a termination fee of up to $4,875,000 under certain circumstances if the Business Combination Agreement is terminated due to a willful breach by A Paradise or its affiliates, including the Sponsor. The amount of the termination fee is subject to specific milestones relating to the preparation and filing of the proxy statement/registration statement for the Business Combination.

SPAC Sponsor, Nature of Reimbursement
At Closing, pursuant to the Business Combination Agreement, Enhanced Group will use cash from the Trust Account to pay A Paradise transaction expenses and to reimburse or pay the Sponsor or its affiliates for any outstanding loans or other obligations of A Paradise to the Sponsor or its affiliates. A Paradise currently estimates that the total amount payable for A Paradise transaction expenses and any outstanding loans or other obligations of A Paradise to the Sponsor is approximately $3 million.
Any finance transaction costs in connection with an intended initial business combination would either be repaid upon consummation of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of such working capital loans may be convertible into units, at a price of $10.00 per unit, upon consummation of the initial business combination. The units would be identical to the Private Placement Units that the Sponsor purchased in connection with the IPO. As of December 31, 2025 no such working capital loans were outstanding.
A Paradise has agreed to reimburse the Sponsor and its affiliates for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination. As of December 31, 2025, A Paradise has not incurred any out-of-pocket expenses and has not reimbursed the Sponsor for any out-of-pocket expenses related to identifying, investigating and completing the Business Combination.
A Paradise is not prohibited from paying any fees (including advisory, consulting, success or finder fees), reimbursements or cash payments to the Sponsor, its officers or directors, or its or their affiliates, for services rendered to A Paradise prior to or in connection with the consummation of A Paradise’s initial business combination.

SPAC Sponsor, Reimbursements, Amount	$ 3